Schedule of Concentration Risks (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer A [Hip Hing] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	37.20%	14.60%	5.00%
Customer B [Sanfield] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	24.70%	0.00%	0.00%
Customer C [Hip Seng] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	22.00%	15.00%	62.20%
Customer D [Nun Tat] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	6.40%	10.40%	6.20%
Customer D [Nun Tat] [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	19.00%
Customer E [Heng Tat] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.20%	13.40%	3.30%
Customer F [Build King] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	13.70%	13.30%
Customer F [Build King] [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	52.70%	44.10%
Customer G [Pak Fai] [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	18.20%	0.00%
Customer G [Pak Fai] [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	14.40%
Customer H [Gammon] [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	25.90%	1.60%
Supplier A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	12.70%	0.00%	0.00%
Supplier B [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	26.50%	0.00%